Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MusclePharm Corporation
Entity Central Index Key	0001415684
Entity Tax Identification Number	77-0664193
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6728 W. Sunset Rd.
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(800)
Local Phone Number	859-3010
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6728 W. Sunset Rd.
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(800)
Local Phone Number	859-3010